Capital Management - ING Capital Position (Detail) - EUR (€) € in Millions		3 Months Ended		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Capital Management [Line Items]
Shareholders' equity		€ 49,144	€ 47,863	€ 49,144	€ 47,863	€ 45,610	€ 55,601
- Interim profit not included in CET1 capital		44		1,670
Additional Tier 1 securities		2,691	3,052	2,691	3,052
Supplementary capital Tier 2 bonds			7,347	8,995
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Additional Tier 1 securities		3,123	3,542	3,123	3,542
Supplementary capital Tier 2 bonds			7,347	8,995
fully-loaded [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity		48,429	47,257	48,429	47,257
Differences IFRS-IASB and IFRS-EU	[1]	1,977	2,536	1,977	2,536
- Interim profit not included in CET1 capital	[2]			(1,670)	(1,629)
- Other adjustments		(3,186)	(3,596)	(3,186)	(3,596)
Regulatory adjustments				(4,856)	(5,225)
Available common equity Tier 1 capital		45,550	44,568	45,550	44,568
Additional Tier 1 securities	[3]	5,137	7,706	5,137	7,706
Regulatory adjustments additional Tier 1		42	0	42	0
Available Tier 1 capital		50,729	52,274	50,729	52,274
Supplementary capital Tier 2 bonds	[4]			11,086	9,488
Regulatory adjustments Tier 2				(2,517)	109
Available Total capital	[5]	59,298	61,871	59,298	61,871
Risk weighted assets		€ 309,887	€ 314,325	€ 309,887	€ 314,325
Common equity Tier 1 ratio		14.70%	14.18%	14.70%	14.18%
Tier 1 ratio		16.37%	16.63%	16.37%	16.63%
Total capital ratio		19.14%	19.68%	19.14%	19.68%
fully-loaded [member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity		€ 41,685	€ 41,004	€ 41,685	€ 41,004
Differences IFRS-IASB and IFRS-EU	[1]	1,977	2,536	1,977	2,536
- Interim profit not included in CET1 capital				(44)	(617)
- Other adjustments		(3,043)	(3,548)	(3,043)	(3,548)
Regulatory adjustments				(3,087)	(4,165)
Available common equity Tier 1 capital		40,576	39,375	40,576	39,375
Additional Tier 1 securities	[6]	4,989	6,496	4,989	6,496
Regulatory adjustments additional Tier 1		53	0	53	0
Available Tier 1 capital		45,618	45,871	45,618	45,871
Supplementary capital Tier 2 bonds	[7]			11,086	9,488
Regulatory adjustments Tier 2				47	109
Available Total capital		56,751	55,467	56,751	55,467
Risk weighted assets		€ 309,287	€ 312,086	€ 309,287	€ 312,086
Common equity Tier 1 ratio		13.12%	12.62%	13.12%	12.62%
Tier 1 ratio		14.75%	14.70%	14.75%	14.70%
Total capital ratio		18.35%	17.77%	18.35%	17.77%
Phased-in [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity		€ 48,429	€ 47,257	€ 48,429	€ 47,257
Differences IFRS-IASB and IFRS-EU	[1]	1,977	2,536	1,977	2,536
- Interim profit not included in CET1 capital	[2]			(1,670)	(1,629)
- Other adjustments		(3,154)	(3,698)	(3,154)	(3,698)
Regulatory adjustments				(4,825)	(5,327)
Available common equity Tier 1 capital		45,581	44,466	45,581	44,466
Additional Tier 1 securities	[3]	5,137	7,706	5,137	7,706
Regulatory adjustments additional Tier 1		(393)	(809)	(393)	(809)
Available Tier 1 capital		50,326	51,364	50,326	51,364
Supplementary capital Tier 2 bonds	[4]			11,086	9,488
Regulatory adjustments Tier 2				(4,001)	(86)
Available Total capital	[5]	57,410	60,765	57,410	60,765
Risk weighted assets		€ 309,887	€ 314,325	€ 309,887	€ 314,325
Common equity Tier 1 ratio		14.71%	14.15%	14.71%	14.15%
Tier 1 ratio		16.24%	16.34%	16.24%	16.34%
Total capital ratio		18.53%	19.33%	18.53%	19.33%
Phased-in [member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity		€ 41,685	€ 41,004	€ 41,685	€ 41,004
Differences IFRS-IASB and IFRS-EU	[1]	1,977	2,536	1,977	2,536
- Interim profit not included in CET1 capital				(44)	(617)
- Other adjustments		(3,017)	(3,661)	(3,017)	(3,661)
Regulatory adjustments				(3,061)	(4,278)
Available common equity Tier 1 capital		40,602	39,262	40,602	39,262
Additional Tier 1 securities	[6]	4,989	6,496	4,989	6,496
Regulatory adjustments additional Tier 1		(374)	(798)	(374)	(798)
Available Tier 1 capital		45,217	44,960	45,217	44,960
Supplementary capital Tier 2 bonds	[7]			11,086	9,488
Regulatory adjustments Tier 2				(44)	(86)
Available Total capital		56,259	54,362	56,259	54,362
Risk weighted assets		€ 309,287	€ 312,086	€ 309,287	€ 312,086
Common equity Tier 1 ratio		13.13%	12.58%	13.13%	12.58%
Tier 1 ratio		14.62%	14.41%	14.62%	14.41%
Total capital ratio		18.19%	17.42%	18.19%	17.42%

[1]	Capital measures exclude the difference between IFRS-EU and IFRS-IASB as capital measures are based on IFRS-EU as primary accounting basis for statutory and regulatory deductions.
[2]	The interim profit not included in CET1 capital as per 31 December 2017 (EUR 1,670 million) includes EUR 44 million for 4Q2017 (YTD 4Q2017: EUR 2,603 million) minus a ING Group interim dividend payment of EUR 933 million, which was paid out in 3Q2017.
[3]	Including EUR 2,691 million which is CRR/CRD IV-compliant (4Q2016: EUR 3,052 million) and EUR 2,446 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 4,654 million).
[4]	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016: EUR 7,347 million), and EUR 2,091 million to be replaced (by Group instruments) as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016: EUR 2,141 million).
[5]	Regulatory adjustments include the interpretation of the EBA Q&A published on 3 November 2017.
[6]	Including EUR 3,123 million which is CRR/CRD IV-compliant (4Q2016 EUR 3,542 million), and EUR 1,866 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,954 million).
[7]	Including EUR 8,995 million which is CRR/CRD IV-compliant (4Q2016 EUR 7,347 million), and EUR 2,091 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (4Q2016 EUR 2,141 million).